FINANCIAL RISK MANAGEMENT AND FAIR VALUES - COMMODITY RISK (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥) $ / bbl	Dec. 31, 2021 CNY (¥) $ / bbl
FINANCIAL RISK MANAGEMENT AND FAIR VALUES
Derivative financial assets	¥ 19,328	¥ 18,359
Derivative financial liabilities	¥ 7,235	¥ 3,214
Increase/decrease in basic price of derivative financial instruments | $ / bbl	10	10
Increase / Decrease In Net Income Attributed To Commodity Price Risk	¥ 5,104	¥ 2,996
Decrease/Increase in other reserves attributed to commodity price risk	¥ 192	¥ 1,160